Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Options
Stock Options

6. Stock Options

In 2014, the Company adopted the amended and restated Terrestrial Energy Inc. 2014 Stock Options Plan A (“the 2014 Plan”). In connection with the Company’s re-domestication to Delaware, outstanding awards under the 2014 Plan were assumed by the Terrestrial Energy Delaware Inc. 2024 Stock Option Plan, which was most recently amended and restated in October 2024, as the Terrestrial Energy Inc. Second Amended and Restated 2024 Stock Option Plan (the “Current Plan”). As of September 30, 2025, the Current Plan authorizes the Company to award options resulting in the issuance of up to 415,295 Class A common shares stock options. The Current Plan provides for grants of options to employees, non-employee directors and officers, consultants and advisors of the Company. The Current Plan is designed to promote the interests of the Company using equity investment interests to attract, motivate, and retain individuals. The Plan is administered by the Board of Directors. The Board determines the type, number, vesting requirements and other features and conditions of such awards. Generally, stock options granted from the Plan have a contractual term of twenty years from the date of the grant and vest over one to three years.

The Company has recorded stock-based compensation expense of $0.8 million and $0.5 million for the nine months ended September 30, 2025 and 2024, respectively. As of September 30, 2025, total compensation expense related to awards not yet recognized (except those with performance conditions that are not yet probable) was approximately $1.3 million which is expected to be recognized over a weighted average period of 1.6 years.

13. Stock Options

In 2014, the Company adopted the amended and restated Terrestrial Energy Inc. 2014 Stock Options Plan A (the “2014 Plan”). In connection with the Company’s redomestication to Delaware, outstanding awards under the 2014 Plan were assumed by the Terrestrial Energy Delaware Inc. 2024 Stock Option Plan, which was most recently amended and restated in October 2024, as the Terrestrial Energy Inc. Second Amended and Restated 2024 Stock Option Plan (the “Current Plan”). As of December 31, 2024, the Current Plan authorizes the Company to award options resulting in the issuance of up to 412,375 Class A common shares stock options. The Current Plan provides for grants of options to employees, non-employee directors and officers, consultants and advisors of the Company. The Current Plan is designed to promote the interests of the company using equity investment interests to attract, motivate, and retain individuals. The Plan is administered by the Board of Directors. The Board determines the type, number, vesting requirements and other features and conditions of such awards. Generally, stock options granted from the Plan have a contractual term of twenty years from the date of the grant and vest over one to three years.

Stock option transactions and the number of stock options outstanding are summarized as follows:

	December 31, 2024		December 31, 2023
		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
Outstanding, beginning of year	383,533	$45	368,827	$42
Granted	17,194	100	22,981	100
Forfeited	—	—	(8,275)	91
Outstanding, end of year	400,427	47	383,533	45
Less: Options not vested	(27,228)	100	(48,708)	100
Vested at year end	373,499	$43	334,825	$37

The Company recorded stock-based compensation expense of $670,243 and $716,537 for the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, total compensation expense related to awards not yet recognized (except those with performance conditions that are not yet probable) was $890,031 which is expected to be recognized over a weighted average period of 3 years.

The Company used the Black-Scholes option-pricing model to estimate the fair value of the options granted at the grant date using the following data and assumptions:

	2024	2023
Risk-free interest rate	3.87%	3.87%
Exercise price	$100	$100
Share price	$52.06	$51.12
Expected life of options	3 Years	3 Years
Annualized volatility	63.0%	60.0%

As there is insufficient historical share price data of the Company from which to estimate future share price volatility, the Company has estimated expected share price volatility based on the historical share price volatility of comparable entities. The expected life of the share options is based on the expectation that investors will exercise their rights as certain Company milestones are met as well as review of comparable companies. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying cash dividends on shares of common stock; therefore, the expected dividend yield is assumed to be zero.